Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Sub-total	$ 111	$ 84
Less: accumulated amortization	(25)	(7)
Intangible assets, net	86	77
Trading Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Sub-total	64	64
Trading Platform System [Member]
Finite-Lived Intangible Assets [Line Items]
Sub-total	$ 47	$ 20